Annual Operating Expenses - FidelitySAIVolatilityIndexFunds-ComboPRO - FidelitySAIVolatilityIndexFunds-ComboPRO - Fidelity SAI International Low Volatility Index Fund - Fidelity SAI International Low Volatility Index Fund
Dec. 30, 2024
Operating Expenses:
Management fee	0.15%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.16%